Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents (includes $1.1 million from VIE as of December 31, 2012)	$ 36,571	$ 75,765
Trade receivables (includes $12.4 million from VIE as of December 31, 2012)	150,074	100,456
Accrued contract receivables (includes $8.8 million from VIE as of December 31, 2012)	132,957	98,203
Prepayments	12,733	22,664
Other receivables and current assets (includes $1.3 million from VIE as of December 31, 2012)	12,353	26,638
Total current assets	344,688	323,726
Property and equipment, net (includes $0.2 million from VIE as of December 31, 2012)	13,073	5,922
Intangible assets, net (includes $2.9 million from VIE as of December 31, 2012)	93,982	91,192
Goodwill	70,498	52,956
Other assets (includes $1.5 million from VIE as of December 31, 2012)	14,782	7,735
Total assets	537,023	481,531
Current liabilities:
Accounts payable (includes $0.7 million from VIE as of December 31, 2012)	37,786	41,565
Accrued liabilities (includes $0.5 million from VIE as of December 31, 2012)	97,374	49,621
Deferred revenue and current portion of deferred government grant (includes $0.7 million from VIE as of December 31, 2012)	12,626	6,217
Current portion of acquisition related liabilities	33,352	26,900
Current portion of long-term debt and short-term financings	851	2,881
Income tax liabilities (includes $0.9 million from VIE as of December 31, 2012)	9,953	9,883
Total current liabilities	191,942	137,067
Long-term debt	27,342	6,859
Deferred government grant - non-current	1,297	3,162
Acquisition related liabilities - non-current	2,221	18,772
Other non-current liabilities (includes $4.8 million from VIE as of December 31, 2012)	21,703	18,180
Total liabilities	244,505	184,040
Commitments and contingencies (See Note 11)
Shareholders' equity:
Share capital, nominal value £0.05, 100,000,000 ordinary shares authorized; 65,622,141 and 61,790,985 shares issued and outstanding as of December 31, 2012 and December 31, 2011, respectively	5,462	5,148
Additional paid-in capital	399,127	346,031
Accumulated deficit	(95,953)	(34,726)
Accumulated other comprehensive loss	(16,242)	(19,046)
Total Velti shareholders' equity	292,394	297,407
Non-controlling interests	124	84
Total equity	292,518	297,491
Total liabilities and shareholders' equity	$ 537,023	$ 481,531